UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

     QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-4946

THOMPSON PLUMB FUNDS, INC.
(Exact name of registrant as specified in charter)

1200 John Q. Hammons Drive
Madison, WI 53717
(Address of principal executive offices)--(Zip code)

John W. Thompson, Chairman
Thompson Plumb Funds, Inc.
1200 John Q. Hammons Drive
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

     Matthew T. Rutlin
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2007

Date of reporting period: February 28, 2007

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Consumer Discretionary - 11.4%
Media - 10.4%
CBS Corp. Class B	275,025	$8,347,009
Time Warner Inc.	1,407,250	28,637,537
Viacom Inc. Class B (a)	932,225	36,394,064
		73,378,610
Multiline Retail - 0.2%
Kohl's Corp. (a)	22,600	1,559,174

Specialty Retail - 0.8%
Bed Bath & Beyond Inc. (a)	145,600	5,807,984

Consumer Staples - 10.8%
Beverages - 5.7%
PepsiCo, Inc.	161,300	10,186,095
The Coca-Cola Co.	638,400	29,800,512
		39,986,607
Food & Staples Retailing - 5.1%
Sysco Corp.	349,000	11,503,040
Walgreen Co.	68,000	3,040,280
Wal-Mart Stores, Inc.	444,500	21,469,350
		36,012,670
Energy - 9.3%
Oil, Gas & Consumable Fuels - 9.3%
BP plc ADR	26,900	1,658,116
Chevron Corp.	466,550	32,009,995
Exxon Mobil Corp.	449,700	32,234,496
		65,902,607

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9% (Continued)
Financials - 28.8%
Capital Markets - 2.8%
Morgan Stanley	268,450	$20,112,274

Commercial Banks - 3.1%
Fifth Third Bancorp	544,400	21,928,432

Diversified Financial Services - 1.8%
Citigroup Inc.	247,600	12,479,040

Insurance - 8.4%
American International Group, Inc.	535,950	35,962,245
Berkshire Hathaway Inc. Class B (a)	5,700	20,081,100
The Travelers Cos., Inc.	61,150	3,103,974
		59,147,319
Thrifts & Mortgage Finance - 12.7%
Fannie Mae	1,093,100	62,011,563
Freddie Mac	384,100	24,651,538
MGIC Investment Corp.	48,300	2,914,905
		89,578,006
Health Care - 14.4%
Biotechnology - 3.2%
Amgen Inc. (a)	356,750	22,924,755

Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (a)	98,300	1,603,273
Medtronic, Inc.	240,900	12,131,724
ResMed Inc. (a)	29,600	1,414,288
		15,149,285
Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	195,700	13,716,613

Health Care Technology - 2.3%
IMS Health Inc.	558,800	16,138,144

Pharmaceuticals - 4.9%
Pfizer Inc.	1,372,450	34,256,352

Industrials - 6.3%
Commercial Services & Supplies - 0.2%
Cintas Corp.	42,100	1,699,998

Industrial Conglomerates - 6.1%
General Electric Co.	219,400	7,661,448
Tyco International Ltd.	1,146,300	35,340,429
		43,001,877

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9% (Continued)
Information Technology - 18.9%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	288,350	$7,479,799

Computers & Peripherals - 0.4%
EMC Corp. (a)	177,800	2,480,310

Electronic Equipment & Instruments - 1.1%
Celestica Inc. (a)	374,700	2,353,116
Solectron Corp. (a)	1,771,300	5,703,586
		8,056,702
Internet Software & Services - 1.1%
eBay Inc. (a)	240,950	7,724,857

IT Services - 4.1%
First Data Corp.	522,550	13,340,701
Fiserv, Inc. (a)	74,750	3,958,760
Western Union Co.	524,950	11,375,667
		28,675,128
Semiconductors & Semiconductor Equipment - 4.7%
Altera Corp. (a)	184,400	3,892,684
Intel Corp.	189,650	3,764,552
Linear Technology Corp.	392,400	13,023,756
Maxim Integrated Products, Inc.	391,600	12,824,900
		33,505,892
Software - 6.4%
Microsoft Corp.	1,567,050	44,143,799
Take-Two Interactive Software, Inc. (a)	82,300	1,464,940
		45,608,739

TOTAL COMMON STOCKS (COST $601,433,091)		706,311,174

WARRANTS - 0.0%

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Clarient Inc., issued 3/31/2004, exercise price $2.75,
expires 3/31/2008 (a) (b) (c)	30,000	6,075
Clarient Inc., issued 4/27/2004, exercise price $2.75,
expires 4/27/2008 (a) (b) (c)	45,000	9,855

TOTAL WARRANTS (COST $0)		15,930

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2007 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.0%
Variable Rate Demand Notes - 0.0%
American Family Financial Services, 4.943%	$26,265	$26,265
Wisconsin Central Credit Union, 4.990%	100,000	100,000

Total Variable Rate Demand Notes		126,265

TOTAL SHORT-TERM INVESTMENTS (COST $126,265)		126,265

TOTAL INVESTMENTS - 99.9% (COST $601,559,356)		706,453,369

NET OTHER ASSETS AND LIABILITIES - 0.1%		790,984

NET ASSETS - 100.0%		$707,244,353

(a) Non-income producing security.
(b) Security is illiquid.
(c) Fair valued.

At February 28, 2007, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost		$619,318,452
Unrealized appreciation		$111,988,826
Unrealized depreciation		$(24,853,909)
Net unrealized appreciation (depreciation)		$87,134,917

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2007 (Unaudited)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 0.3%

Consumer Discretionary - 0.3%
Media - 0.3%
Adelphia Contingent Value Vehicle Series ACC-1	144,572	$12,101
Time Warner Cable, Inc. Class A (a)	2,190	84,863

TOTAL COMMON STOCKS (COST $103,535)		96,964

BONDS - 97.4%

Corporate Bonds - 47.0%
Adelphia Communications, 9.875% due 3/1/2005 Escrow (b) (c)	$148,000	42,550
Beneficial Corp., 6.850% due 10/3/2007	1,000,000	1,006,778
Capital One Financial, 4.738% due 5/17/2007	600,000	599,071
Comcast Cable Communications, 8.375% due 5/1/2007	1,300,000	1,305,898
Countrywide Financial Corp., 5.250% due 1/15/2008	350,000	349,261
First Data Corp., 6.375% due 12/15/2007	350,000	352,119
First Data Corp., 3.375% due 8/1/2008	500,000	487,144
Gannett Co., 4.125% due 6/15/2008	1,000,000	986,798
General Motors Acceptance Corp., 4.100% due 6/15/2007	52,000	51,608
General Motors Acceptance Corp., 5.850% due 8/15/2007	86,000	85,587
General Motors Acceptance Corp., 5.000% due 6/15/2008	100,000	96,842
General Motors Acceptance Corp., 5.400% due 5/15/2009	120,000	114,914
General Motors Acceptance Corp., 6.250% due 5/15/2009	50,000	48,826
General Motors Acceptance Corp., 5.250% due 8/15/2009	80,000	76,460
General Motors Acceptance Corp., 7.200% due 8/15/2009	50,000	49,946
General Motors Acceptance Corp., 5.000% due 9/15/2009	110,000	104,294
General Motors Acceptance Corp., 7.000% due 3/15/2010	130,000	128,204
General Motors Acceptance Corp., 7.000% due 10/15/2011	200,000	197,671
General Motors Acceptance Corp., 7.250% due 8/15/2012	100,000	98,279
General Motors Acceptance Corp., 7.000% due 11/15/2012	50,000	48,639
General Motors Acceptance Corp., 7.100% due 1/15/2013	32,000	31,299
General Motors Acceptance Corp., 6.000% due 7/15/2013	60,000	55,644
Hartford Life Global, 3.640% due 6/15/2010 (d)	500,000	474,510
Household Finance Co., 7.650% due 5/15/2007	1,000,000	1,004,205
International Lease Finance, 5.625% due 6/1/2007	850,000	850,375
J.C. Penney Co., 7.600% due 4/1/2007	1,000,000	1,001,359
J.C. Penney Co., 8.125% due 4/1/2027	1,300,000	1,337,749
J.P. Morgan & Co., 6.700% due 11/1/2007	1,000,000	1,009,143
Morgan Stanley, 3.970% due 6/1/2011 (d)	500,000	482,465
Sara Lee Corp., 6.000% due 1/15/2008	300,000	301,582
SLM Corp., 3.170% due 3/2/2009 (d)	1,000,000	972,820
Verizon New York, 6.875% due 4/1/2012	250,000	264,185
Viacom, 5.625% due 5/1/2007	770,000	770,179
Wisconsin Power & Light, 7.000% due 6/15/2007	1,000,000	1,004,333

Total Corporate Bonds		15,790,737

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2007 (Unaudited)

	Principal
	Amount	Value
BONDS - 97.4% (Continued)

United States Government and Agency Issues - 50.4%
Fannie Mae, 5.250% due 6/11/2008	$400,000	$399,912
Fannie Mae, 4.000% due 10/30/2008	1,015,000	1,000,807
Fannie Mae, 5.250% due 12/15/2008	2,000,000	1,997,406
Fannie Mae, 5.375% due 1/12/2009	2,000,000	1,998,810
Fannie Mae, 5.450% due 8/8/2011	1,200,000	1,197,952
Fannie Mae, 6.125% due 8/28/2014	1,000,000	1,000,823
Fannie Mae, 6.000% due 1/26/2016	1,000,000	999,670
Fannie Mae, 6.000% due 11/21/2016	1,000,000	999,032
Fannie Mae, 6.000% due 12/5/2016	1,000,000	1,000,662
Fannie Mae, 6.500% due 9/20/2021	1,000,000	1,000,375
Federal Home Loan Banks, 4.250% due 3/24/2008	1,000,000	992,394
Federal Home Loan Banks, 3.500% due 12/30/2008 (e)	500,000	492,321
Federal Home Loan Banks, 6.000% due 1/6/2016	444,444	444,154
Freddie Mac, 3.290% due 6/16/2009	600,000	578,998
Freddie Mac, 5.500% due 2/16/2010	1,200,000	1,198,606
Freddie Mac, 6.000% due 11/20/2015	600,000	599,124
Freddie Mac, 6.000% due 10/19/2016	1,000,000	998,262

Total United States Government and Agency Issues		16,899,308

TOTAL BONDS (COST $32,752,872)		32,690,045

SHORT-TERM INVESTMENTS - 0.5%

Variable Rate Demand Notes - 0.5%
American Family Financial Services, 4.943%	113,169	113,169
Wisconsin Central Credit Union, 4.990%	37,478	37,478

Total Variable Rate Demand Notes		150,647

TOTAL SHORT-TERM INVESTMENTS (COST $150,647)		150,647

TOTAL INVESTMENTS - 98.2% (COST $33,007,054)		32,937,656

NET OTHER ASSETS AND LIABILITIES - 1.8%		619,937

NET ASSETS - 100.0%		$33,557,593

(a) Non-income producing security.
(b) Adelphia Communications securities are currently in default. When a bond is in default its scheduled interest payments are not currently being paid, and there may be interest in arrears for previous unpaid interest expense.
(c) Fair valued.
(d) Floating rate notes whose yields vary with the consumer price index. These securities are shown at their current coupon rate as of February 28, 2007.
(e) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

At February 28, 2007, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost		$33,007,054
Unrealized appreciation		$93,787
Unrealized depreciation		$(163,185)
Net unrealized appreciation (depreciation)		$(69,398)

Item 2. Controls and Procedures

     (a) Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-Q, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the SEC's rules and forms.

     (b) Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

     The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit
3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

3(b)	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 26h day of April, 2007.

THOMPSON PLUMB FUNDS, INC.

By:	/s/ John W. Thompson
John W. Thompson, Chairman

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 26h day of April, 2007.

By:	/s/ John W. Thompson
John W. Thompson, Chairman
(Principal Executive Officer)

By:	/s/ Penny M. Hubbard
Penny M. Hubbard, Chief Financial
Officer (Principal Financial Officer)